UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim Bond Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

ASSETS:
Investments in securities, market value (including $1,535,652 of securities on loan) (1)	$401,096,994
Cash	257,253
Interest receivable	2,824,866
Subscriptions receivable	1,290,515
Receivable for investments sold	7,055,061

Total assets	412,524,689

LIABILITIES:
Due to investment adviser	174,045
Payable upon return of securities loaned	1,570,000
Payable for investments purchased	22,665,665
Redemptions payable	5,715,829

Total liabilities	30,125,539

NET ASSETS	$382,399,150

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,815,447
Additional paid-in capital	355,980,200
Net unrealized appreciation on investments	20,374,154
Undistributed net investment income	231,683
Accumulated net realized gain on investments	2,997,666

NET ASSETS	$382,399,150

NET ASSET VALUE PER OUTSTANDING SHARE	$13.58
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	105,000,000
Outstanding	28,154,469

(1) Cost of investments in securities	$380,722,840

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

INVESTMENT INCOME:
Interest	$7,927,727
Income from securities lending	220

Total income	7,927,947

EXPENSES:
Management fees	930,914

NET INVESTMENT INCOME	6,997,033

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,985,356
Change in net unrealized appreciation on investments	11,277,159

Net realized and unrealized gain on investments	13,262,515

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,259,548

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	2010	2009
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,997,033	$12,977,921
Net realized gain on investments	1,985,356	2,007,345
Change in net unrealized appreciation on investments	11,277,159	3,168,792

Net increase in net assets resulting from operations	20,259,548	18,154,058

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,765,350)	(12,643,134)
From net realized gains	0	(2,799,867)

Total distributions	(6,765,350)	(15,443,001)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	176,801,486	203,110,619
Reinvestment of distributions	6,765,350	15,443,001
Redemptions of shares	(170,263,989)	(140,216,520)

Net increase in net assets resulting from share transactions	13,302,847	78,337,100

Total increase in net assets	26,797,045	81,048,157

NET ASSETS:
Beginning of period	355,602,105	274,553,948

End of period (1)	$382,399,150	$355,602,105

OTHER INFORMATION:

SHARES:
Sold	13,212,093	15,460,126
Issued in reinvestment of distributions	504,557	1,182,017
Redeemed	(12,705,041)	(10,690,028)

Net increase	1,011,609	5,952,115

(1) Including undistributed net investment income	$231,683

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$13.10		$12.96	$12.75	$12.47	$12.54	$12.83

Income from Investment Operations

Net investment income	0.25		0.54	0.58	0.54	0.53	0.49
Net realized and unrealized gain (loss)	0.47		0.25	0.21	0.28	(0.07)	(0.23)

Total Income From Investment Operations	0.72		0.79	0.79	0.82	0.46	0.26

Less Distributions

From net investment income	(0.24)		(0.54)	(0.58)	(0.54)	(0.53)	(0.50)
From net realized gains			(0.11)				(0.05)

Total Distributions	(0.24)		(0.65)	(0.58)	(0.54)	(0.53)	(0.55)

Net Asset Value, End of Period	$13.58		$13.10	$12.96	$12.75	$12.47	$12.54

Total Return ±	5.54%	^	6.18%	6.40%	6.74%	3.81%	2.10%

Net Assets, End of Period ($000)	$382,399		$355,602	$274,554	$260,808	$154,852	$143,458

Ratio of Expenses to Average Net Assets	0.50%	*	0.50%	0.50%	0.50%	0.50%	0.50%

Ratio of Net Investment Income to
Average Net Assets	3.76%	*	4.27%	4.60%	4.65%	4.39%	4.09%

Portfolio Turnover Rate	23.47%	^	34.23%	31.42%	21.07%	30.49%	24.39%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.  The prices of the majority of Level 3 securities were obtained from single broker quotes.

As of June 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Bonds
Commercial mortgage-backed	$-	$15,991,982	$-	$15,991,982
Corporate	-	91,136,118	-	91,136,118
Foreign government	-	3,520,595	-	3,520,595
Obligations of US states and
their subdivisions	-	1,526,070	-	1,526,070
Residential mortgage-backed	-	132,040,301	-	132,040,301
U.S. government	-	135,669,308	-	135,669,308
Other debt	-	4,137,620	-	4,137,620
Short-term Investments	1,570,000	15,505,000	-	17,075,000
Total	$1,570,000	$399,526,994	$-	$401,096,994

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2010:

Description	Bonds
Beginning Balance, January 1, 2010	$522,005
Total realized gain (or losses)^	-
Total unrealized gain (or losses) relating to instruments not held at reporting date§	-
Total unrealized gain (or losses) relating to instruments still held at reporting date§	-
Purchases, sales and corporate actions	-
Transfers into (out of) Level 3	(522,005)
Ending Balance, June 30, 2010	$-

^Included in Net realized gain on investments on the Statement of Operations.
§	Included in Change in net unrealized appreciation on investments on the Statement of Operations.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2010 were $12,012,796, $12,589,609 and 3.29%, respectively.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Financing Transactions

To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price.  Proceeds of the sale are reinvested in other securities and may enhance the Portfolio’s current yield and total return.  The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income.  During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold.  Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement.  If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio’s right to repurchase the security may be restricted.  Amounts owing to brokers under these agreements are included in the “Payable for investments purchased” on the Statement of Assets and Liabilities.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $25,484,202 and $21,234,432, respectively.  For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $74,262,090 and $65,232,581, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2010, the U.S. Federal income tax cost basis was $380,098,845.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $21,749,245 and gross depreciation of securities in which there was an excess of tax cost over value of $751,096 resulting in net appreciation of $20,998,149.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned.  The security is also included in the Schedule of Investments.  As of June 30, 2010 the Portfolio had securities on loan valued at $1,535,652 and received collateral of $1,570,000 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.         DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

SUMMARY OF INVESTMENTS BY MOODY'S RATING
JUNE 30, 2010

% of Portfolio
Moody's Rating	Investments
AAA	71.78%
AA	3.82%
A	7.05%
BAA	11.61%
BA	0.25%
B	0.30%
Withdrawn Rating	0.17%
Not Rated	0.76%
P-1	3.87%
Short Term Investments (inc Sec Lend Collat)	0.39%
100.00%

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.14%
500,000	ITT Corp	544,845
	4.90% May 1, 2014
		$544,845

Agency --- 7.41%
3,000,000	Fannie Mae	3,316,137
	4.63% October 15, 2013
2,700,000	Fannie Mae	3,080,446
	5.00% May 11, 2017
900,000	Fannie Mae	986,110
	4.75% February 21, 2013
2,000,000	Fannie Mae	2,114,350
	5.00% October 15, 2011
750,000	Fannie Mae	774,254
	2.50% May 15, 2014
400,000	Fannie Mae	459,942
	5.25% September 15, 2016
1,250,000	Fannie Mae	1,354,350
	3.88% July 12, 2013
1,100,000	Federal Home Loan Bank	1,185,160
	3.88% June 14, 2013
2,000,000	Federal Home Loan Bank	2,024,018
	1.63% July 27, 2011
500,000	Federal Home Loan Bank	583,315
	5.38% May 18, 2016
1,300,000	Federal Home Loan Bank	1,481,739
	5.25% June 18, 2014
2,800,000	Freddie Mac	3,053,106
	4.13% September 27, 2013
500,000	Freddie Mac	521,661
	3.75% March 27, 2019
1,500,000	Freddie Mac	1,579,298
	3.00% July 28, 2014
1,900,000	Freddie Mac	2,013,677
	5.50% September 15, 2011
1,300,000	Freddie Mac	1,436,675
	4.50% January 15, 2014
500,000	Freddie Mac	574,088
	5.25% April 18, 2016
450,000	Freddie Mac	488,897
	4.63% October 25, 2012
500,000	Freddie Mac	582,697
	5.50% July 18, 2016
500,000	Resolution Funding Corp	711,900
	9.38% October 15, 2020
		$28,321,820

Agency - Pass Through --- 34.53%
596,936	Fannie Mae	649,672
	6.00% July 1, 2036
2,770,291	Fannie Mae	3,014,032
	5.50% March 1, 2034
1,679,097	Fannie Mae	1,785,685
	5.00% December 1, 2033
510,044	Fannie Mae	556,059
	6.00% April 1, 2036
2,176,709	Fannie Mae	2,340,650
	5.50% April 1, 2036
210,890	Fannie Mae	230,282
	6.00% May 1, 2021
696,288	Fannie Mae	750,224
	5.50% January 1, 2034
310,997	Fannie Mae	330,107
	5.00% October 1, 2035
194,067	Fannie Mae	208,425
	5.00% October 1, 2020
487,437	Fannie Mae	517,389
	5.00% July 1, 2035
390,199	Fannie Mae	412,384
	4.00% April 1, 2019
632,800	Fannie Mae	694,241
	6.00% February 1, 2035
3,241,993	Fannie Mae	3,443,096
	5.00% September 1, 2035
350,283	Fannie Mae	395,535
	6.50% June 1, 2032
252,011	Fannie Mae	287,234
	7.00% July 1, 2032
203,794	Fannie Mae	222,238
	6.00% July 1, 2017
352	Fannie Mae	369
	8.00% June 1, 2012
334,831	Fannie Mae	370,899
	6.00% January 1, 2029
48,559	Fannie Mae	52,797
	6.50% December 1, 2013
820,949	Fannie Mae	885,394
	5.50% February 1, 2035
1,834,908	Fannie Mae	1,974,361
	5.50% November 1, 2035
1,431,698	Fannie Mae	1,522,581
	5.00% September 1, 2033
171,707	Fannie Mae	185,173
	5.00% June 1, 2018
435,691	Fannie Mae	474,184
	5.50% May 1, 2033
774,027	Fannie Mae	823,161
	5.00% July 1, 2033
718,679	Fannie Mae	772,472
	5.50% November 1, 2038
1,864,154	Fannie Mae	1,941,597
	4.00% July 1, 2024
1,413,757	Fannie Mae	1,467,922
	4.50% April 1, 2039
1,720,380	Fannie Mae	1,791,598
	4.00% February 1, 2025
912,755	Fannie Mae	991,680
	6.00% August 1, 2037
294,551	Fannie Mae †	311,740
	5.32% August 1, 2037
2,901,529	Fannie Mae	3,012,693
	4.50% August 1, 2039
1,215,786	Fannie Mae	1,273,945
	4.50% January 1, 2030
2,492,634	Fannie Mae	2,587,743
	4.50% June 1, 2040
2,000,000	Fannie Mae	2,115,625
	5.00% August 1, 2040
1,776,635	Fannie Mae	1,909,438
	5.50% August 1, 2039
2,461,475	Fannie Mae	2,555,780
	4.50% October 1, 2039
480,852	Fannie Mae †	500,143
	3.64% December 1, 2039
392,047	Fannie Mae	431,354
	6.00% December 1, 2035
765,211	Fannie Mae	834,248
	6.00% February 1, 2036
596,384	Fannie Mae	653,890
	6.00% June 1, 2036
272,444	Fannie Mae	297,023
	6.00% November 1, 2035
532,392	Fannie Mae	580,424
	6.00% October 1, 2035
614,323	Fannie Mae	661,012
	5.50% December 1, 2035
2,372,156	Fannie Mae	2,552,440
	5.50% May 1, 2036
165,184	Fannie Mae	180,115
	6.00% December 1, 2021
620,573	Fannie Mae	657,605
	5.00% May 1, 2037
5,370,143	Fannie Mae	5,677,944
	4.50% May 1, 2024
612,266	Fannie Mae	665,208
	6.00% March 1, 2038
929,216	Fannie Mae	988,202
	5.00% July 1, 2037
334,244	Fannie Mae	367,115
	6.50% August 1, 2036
1,591	Fannie Mae	1,679
	8.00% December 1, 2012
73,171	Fannie Mae	83,498
	8.00% November 1, 2022
502,887	Fannie Mae	562,527
	6.50% August 1, 2032
2,090,180	Fannie Mae	2,247,074
	5.50% November 1, 2036
7,657	Fannie Mae	7,760
	7.00% May 1, 2011
824,524	Fannie Mae	880,397
	5.00% January 1, 2024
221,573	Freddie Mac	237,758
	5.00% May 1, 2021
610,387	Freddie Mac	664,025
	6.00% December 1, 2036
1,292,670	Freddie Mac	1,370,890
	5.00% September 1, 2035
396,299	Freddie Mac	418,025
	4.00% January 1, 2021
364,849	Freddie Mac	394,806
	5.50% May 1, 2021
520,248	Freddie Mac	558,251
	5.00% April 1, 2021
1,579,649	Freddie Mac	1,718,461
	6.00% August 1, 2037
1,589,337	Freddie Mac	1,683,681
	5.00% June 1, 2038
744,305	Freddie Mac	805,419
	5.50% June 1, 2022
1,797,394	Freddie Mac	1,906,155
	5.00% June 1, 2036
1,868,080	Freddie Mac	2,007,030
	5.50% May 1, 2037
506,735	Freddie Mac	550,681
	6.00% April 1, 2038
1,410,092	Freddie Mac	1,586,041
	6.50% November 1, 2032
689,773	Freddie Mac	731,186
	5.00% September 1, 2024
478,922	Freddie Mac	514,654
	5.00% August 1, 2018
1,500,000	Freddie Mac	1,553,437
	4.50% TBA
4,500,000	Freddie Mac	4,741,875
	5.00% October 1, 2039
60,569	Freddie Mac	69,162
	7.50% May 1, 2027
533,384	Freddie Mac	581,922
	6.00% March 1, 2036
1,360,287	Freddie Mac	1,462,606
	5.50% May 1, 2036
847,399	Freddie Mac	921,865
	6.00% November 1, 2036
220,926	Freddie Mac †	236,392
	5.47% March 1, 2037
368,610	Freddie Mac	402,307
	6.00% April 1, 2036
1,054,374	Freddie Mac	1,157,736
	6.50% November 1, 2037
981,422	Freddie Mac	1,018,102
	4.50% June 1, 2039
1,945,607	Freddie Mac	2,018,324
	4.50% September 1, 2039
4,863,193	Freddie Mac	5,044,955
	4.50% November 1, 2039
1,309,770	Freddie Mac	1,414,019
	5.50% June 1, 2033
574,765	Freddie Mac	602,713
	4.50% August 1, 2033
1,891,229	Freddie Mac	1,961,913
	4.50% March 1, 2039
344,541	Freddie Mac	372,631
	5.50% February 1, 2018
358,422	Freddie Mac	387,650
	5.50% May 1, 2018
440,804	Freddie Mac	467,891
	5.00% July 1, 2034
1,197,906	Freddie Mac	1,242,677
	4.50% February 1, 2040
80,436	Freddie Mac	89,528
	6.50% April 1, 2029
401,712	Freddie Mac	431,356
	5.00% December 1, 2017
7,725	Freddie Mac	8,845
	7.50% August 1, 2030
433,573	Freddie Mac	465,244
	5.00% December 1, 2020
207,383	Freddie Mac	221,386
	5.00% March 1, 2023
1,346,419	Freddie Mac	1,423,562
	4.50% March 1, 2023
1,872,276	Freddie Mac	2,034,649
	6.00% June 1, 2038
5,205,041	Freddie Mac	5,275,255
	4.00% December 1, 2039
1,356,524	Freddie Mac	1,434,246
	4.50% May 1, 2023
408,755	Freddie Mac †	437,370
	5.68% November 1, 2036
504,949	Freddie Mac	544,666
	5.50% June 1, 2027
436,508	Freddie Mac †	464,478
	5.99% October 1, 2036
976,687	Freddie Mac †	1,039,675
	5.74% May 1, 2037
1,094,115	Freddie Mac †	1,135,198
	4.31% July 1, 2035
480,007	Freddie Mac †	515,682
	5.74% March 1, 2037
36,900	Ginnie Mae	40,872
	9.00% April 15, 2021
1,424,066	Ginnie Mae	1,531,064
	5.00% November 15, 2033
554,134	Ginnie Mae	600,941
	5.50% April 15, 2037
6,000,000	Ginnie Mae	6,391,875
	5.00% July 1, 2040
515,132	Ginnie Mae	555,351
	5.00% September 15, 2018
528,197	Ginnie Mae	573,639
	5.50% December 15, 2035
33,523	Ginnie Mae	38,080
	7.50% December 15, 2025
31,311	Ginnie Mae	34,910
	9.00% January 15, 2017
63,244	Ginnie Mae	71,372
	7.00% July 15, 2025
557,419	Ginnie Mae II	597,048
	5.00% December 20, 2035
1,370,085	Ginnie Mae II	1,486,915
	5.50% February 20, 2036
962,884	Ginnie Mae II †	1,004,669
	4.00% October 20, 2039
1,003,631	Ginnie Mae II	1,099,122
	6.00% January 20, 2036
		$132,040,301

Automobiles --- 0.15%
500,000	DaimlerChrysler NA Holding Corp	559,618
	6.50% November 15, 2013
		$559,618

Banks --- 0.93%
500,000	Bank of America NA	480,799
	6.00% October 15, 2036
500,000	BB&T Corp	513,060
	3.95% April 29, 2016
1,000,000	US Bancorp	1,016,092
	2.13% February 15, 2013
500,000	Wachovia Bank NA	523,608
	4.80% November 1, 2014
500,000	Wells Fargo & Co	489,883
	5.38% February 7, 2035
500,000	Wells Fargo & Co	532,166
	5.13% September 15, 2016
		$3,555,608

Biotechnology --- 0.06%
250,000	Genzyme Corp ‡	252,876
	3.63% June 15, 2015
		$252,876

Broadcast/Media --- 0.57%
569,000	Comcast Corp	649,612
	6.30% November 15, 2017
500,000	Cox Communications Inc	551,890
	5.45% December 15, 2014
375,000	News America Holdings Inc	441,563
	9.25% February 1, 2013
500,000	Viacom Inc	531,433
	4.38% September 15, 2014
		$2,174,498

Building Materials --- 0.13%
500,000	Lennox International Inc	517,547
	4.90% May 15, 2017
		$517,547

Canadian - Federal --- 0.27%
500,000	Export Development Canada	537,819
	4.50% October 25, 2012
500,000	Government of Canada	513,183
	2.38% September 10, 2014
		$1,051,002

Canadian - Provincial --- 0.27%
500,000	Province of Manitoba	511,191
	2.13% April 22, 2013
500,000	Province of Ontario	536,656
	4.38% February 15, 2013
		$1,047,847

Chemicals --- 0.86%
500,000	Airgas Inc	504,194
	2.85% October 1, 2013
500,000	Chevron Phillips Chemical Co LLC ‡	573,987
	7.00% June 15, 2014
1,000,000	EI du Pont de Nemours & Co	1,140,412
	5.25% December 15, 2016
500,000	FMC Corp	526,667
	5.20% December 15, 2019
500,000	Potash Corp of Saskatchewan Inc	551,518
	5.25% May 15, 2014
		$3,296,778

Commercial Mortgage Backed --- 4.18%
1,330,000	Bear Stearns Commercial Mortgage Securities Inc †	1,421,800
	Series 2005-T20 Class A4A
	5.30% October 12, 2042
500,000	Bear Stearns Commercial Mortgage Securities Inc †	530,052
	Series 2003-PWR2 Class A4
	5.19% May 11, 2039
1,000,000	Greenwich Capital Commercial Funding Corp	1,066,141
	Series 2003-C Class A4
	4.92% January 5, 2036
1,000,000	GS Mortgage Securities Corp II	1,034,566
	Series 2005-GG4 Class A4A
	4.75% July 10, 2039
1,250,000	GS Mortgage Securities Corp II	1,269,609
	Series 2005-GG4 Class A4
	4.76% July 10, 2039
459,454	JP Morgan Chase Commercial Mortgage Securities Corp	478,261
	Series 2005-LDP2 Class ASB
	4.66% July 15, 2042
2,000,000	Morgan Stanley Capital I †	2,077,185
	Series 2007-T25 Class A3
	5.51% November 12, 2049
3,000,000	Morgan Stanley Capital I †	3,142,766
	Series 2007-T27 Class A4
	5.80% June 13, 2042
500,000	Morgan Stanley Capital I	533,495
	Series 2003-T11 Class A4
	5.15% June 13, 2041
1,000,000	Morgan Stanley Capital I †	1,046,821
	Series 2005-IQ10 Class AAB
	5.18% September 15, 2042
1,250,000	Morgan Stanley Capital I †	1,308,128
	Series 2006-T21 Class A4
	5.16% October 12, 2052
1,516,447	Salomon Brothers Mortgage Securities VII	1,552,730
	Series 2001-C1 Class A3
	6.43% December 18, 2035
500,000	Wachovia Bank Commercial Mortgage Trust	530,428
	Series 2004-C10 Class A4
	4.75% February 15, 2041
		$15,991,982

Computer Hardware & Systems --- 0.22%
250,000	Hewlett-Packard Co	287,201
	6.13% March 1, 2014
400,000	International Business Machines Corp	543,587
	8.38% November 1, 2019
		$830,788

Cosmetics & Personal Care --- 0.28%
500,000	Alberto-Culver Co	519,624
	5.15% June 1, 2020
500,000	Avon Products Inc	558,859
	5.63% March 1, 2014
		$1,078,483

Electric Companies --- 2.37%
500,000	Duke Energy Carolinas LLC	566,028
	5.75% November 15, 2013
500,000	Duke Energy Carolinas LLC	565,799
	5.30% October 1, 2015
500,000	Enel Finance International SA ‡	504,078
	3.88% October 7, 2014
500,000	Entergy Louisiana LLC	544,352
	5.40% November 1, 2024
500,000	Jersey Central Power & Light Co	540,597
	6.15% June 1, 2037
500,000	Ohio Power Co	536,870
	4.85% January 15, 2014
500,000	Pacific Gas & Electric Co	557,859
	6.05% March 1, 2034
250,000	PECO Energy Co	275,547
	5.00% October 1, 2014
500,000	Pennsylvania Electric Co §	521,181
	5.20% April 1, 2020
476,000	Pnpp II Funding Corp	564,703
	8.83% May 30, 2016
250,000	Potomac Electric Power Co	269,286
	4.65% April 15, 2014
500,000	PPL Electric Utilities Corp	584,026
	7.13% November 30, 2013
683,000	Public Service Co of Oklahoma	719,219
	5.15% December 1, 2019
500,000	Southwestern Electric Power Co	549,705
	6.45% January 15, 2019
500,000	Southwestern Public Service Co	639,086
	8.75% December 1, 2018
500,000	Westar Energy Inc	561,052
	6.00% July 1, 2014
500,000	Wisconsin Electric Power Co	569,795
	6.00% April 1, 2014
		$9,069,183

Electronic Instruments & Equipment --- 0.14%
500,000	Amphenol Corp	529,813
	4.75% November 15, 2014
		$529,813

Engineering & Construction --- 0.14%
500,000	Holcim US Finance Sarl & Cie SCS ‡	533,382
	6.00% December 30, 2019
		$533,382

Financial Services --- 2.41%
500,000	Bank of America Corp	505,361
	4.50% April 1, 2015
500,000	Bank of America Corp	518,541
	5.75% December 1, 2017
500,000	Bank of New York Mellon Corp	542,572
	6.38% April 1, 2012
1,488,242	BGS CTL	1,576,283
	6.36% June 15, 2033
500,000	BlackRock Inc	573,140
	6.25% September 15, 2017
500,000	Citigroup Inc	473,295
	5.85% December 11, 2034
500,000	Citigroup Inc	522,155
	6.13% November 21, 2017
500,000	Citigroup Inc	500,100
	5.00% September 15, 2014
500,000	CME Group Inc	556,143
	5.75% February 15, 2014
500,000	CME Group Index Services LLC ‡	509,508
	4.40% March 15, 2018
500,000	General Electric Capital Corp	538,391
	5.38% October 20, 2016
250,000	General Electric Capital Corp	269,059
	6.75% March 15, 2032
500,000	General Electric Capital Corp	531,357
	5.63% May 1, 2018
500,000	JPMorgan Chase & Co	533,565
	5.13% September 15, 2014
500,000	JPMorgan Chase Bank NA	544,481
	6.00% October 1, 2017
500,000	NASDAQ OMX Group Inc	508,383
	4.00% January 15, 2015
		$9,202,334

Food & Beverages --- 0.79%
500,000	Anheuser-Busch Co Inc	526,851
	5.95% January 15, 2033
500,000	Anheuser-Busch InBev Worldwide Inc ‡	511,766
	3.63% April 15, 2015
500,000	Dr Pepper Snapple Group Inc	596,331
	6.82% May 1, 2018
500,000	Kellogg Co	546,229
	4.45% May 30, 2016
250,000	SABMiller PLC ‡	293,411
	6.50% July 1, 2016
500,000	Wal-Mart Stores Inc	551,009
	4.50% July 1, 2015
		$3,025,597

Foreign Banks --- 1.07%
500,000	Bank of Nova Scotia	509,263
	2.38% December 17, 2013
500,000	Bank of Nova Scotia	516,277
	3.40% January 22, 2015
500,000	Barclays Bank PLC	512,874
	5.00% September 22, 2016
1,000,000	Canadian Imperial Bank of Commerce ‡	1,004,227
	2.60% July 2, 2015
500,000	Credit Agricole SA ‡ §	489,327
	3.50% April 13, 2015
500,000	Credit Suisse AG	497,132
	5.40% January 14, 2020
500,000	KfW Bankengruppe	558,299
	4.88% January 17, 2017
		$4,087,399

Foreign Governments --- 0.37%
500,000	Government of Italy §	504,180
	4.50% January 21, 2015
300,000	Government of Italy	341,316
	6.88% September 27, 2023
500,000	Government of Mexico	576,250
	6.75% September 27, 2034
		$1,421,746

Gold, Metals & Mining --- 0.60%
500,000	BHP Billiton Finance USA Ltd	566,339
	5.25% December 15, 2015
500,000	Cliffs Natural Resources Inc	536,177
	5.90% March 15, 2020
500,000	Newmont Mining Corp	535,763
	5.13% October 1, 2019
500,000	Rio Tinto Finance USA Ltd	656,135
	9.00% May 1, 2019
		$2,294,414

Health Care Related --- 0.28%
500,000	UnitedHealth Group Inc	544,626
	5.00% August 15, 2014
500,000	WellPoint Inc	547,417
	5.25% January 15, 2016
		$1,092,043

Hotels/Motels --- 0.14%
500,000	Hyatt Hotels Corp ‡	521,666
	5.75% August 15, 2015
		$521,666

Household Goods --- 0.29%
500,000	Procter & Gamble Co	565,013
	5.55% March 5, 2037
500,000	Stanley Black & Decker Inc	565,317
	6.15% October 1, 2013
		$1,130,330

Insurance Related --- 1.48%
500,000	Allstate Corp	482,174
	5.35% June 1, 2033
500,000	Berkshire Hathaway Finance Corp	549,053
	5.00% August 15, 2013
1,000,000	Hartford Financial Services Group Inc	1,036,091
	6.30% March 15, 2018
500,000	Lincoln National Corp	535,660
	6.25% February 15, 2020
500,000	MetLife Inc	565,675
	6.75% June 1, 2016
500,000	New York Life Insurance Co ‡	584,048
	6.75% November 15, 2039
500,000	Pacific LifeCorp ‡	530,604
	6.00% February 10, 2020
250,000	Prudential Financial Inc	253,194
	5.38% June 21, 2020
500,000	Prudential Financial Inc	532,502
	6.10% June 15, 2017
500,000	Teachers Insurance & Annuity Association of America ‡	582,372
	6.85% December 16, 2039
		$5,651,373

Investment Bank/Brokerage Firm --- 1.49%
500,000	Ameriprise Financial Inc	522,375
	5.30% March 15, 2020
500,000	Bear Stearns Cos LLC	553,805
	5.70% November 15, 2014
500,000	Goldman Sachs Group Inc	523,758
	6.15% April 1, 2018
500,000	Goldman Sachs Group Inc	527,653
	5.75% October 1, 2016
500,000	Jefferies Group Inc	561,630
	8.50% July 15, 2019
500,000	Lehman Brothers Holdings Inc ** ^ ~	98,750
	4.80% March 13, 2014
500,000	Merrill Lynch & Co Inc	516,671
	6.05% May 16, 2016
750,000	Morgan Stanley	794,690
	6.00% May 13, 2014
500,000	Morgan Stanley	524,067
	6.63% April 1, 2018
500,000	Nomura Holdings Inc	528,338
	5.00% March 4, 2015
500,000	Xstrata Finance Canada Ltd ‡	535,993
	5.80% November 15, 2016
		$5,687,730

Leisure & Entertainment --- 0.07%
250,000	Hasbro Inc	266,125
	6.13% May 15, 2014
		$266,125

Machinery --- 0.50%
500,000	Caterpillar Inc	571,874
	5.70% August 15, 2016
500,000	Deere & Co	532,749
	4.38% October 16, 2019
500,000	Dover Corp	561,234
	4.88% October 15, 2015
250,000	Pall Corp	259,317
	5.00% June 15, 2020
		$1,925,174

Medical Products --- 0.43%
500,000	Baxter International Inc	534,665
	4.50% August 15, 2019
500,000	Beckman Coulter Inc	563,284
	6.00% June 1, 2015
500,000	CareFusion Corp	540,208
	5.13% August 1, 2014
		$1,638,157

Miscellaneous --- 0.27%
500,000	Brambles USA Inc ‡	519,179
	5.35% April 1, 2020
500,000	L-3 Communications Corp	503,844
	4.75% July 15, 2020
		$1,023,023

Office Equipment & Supplies --- 0.14%
500,000	Xerox Corp	541,184
	5.65% May 15, 2013
		$541,184

Oil & Gas --- 2.32%
500,000	Cenovus Energy Inc ‡	534,095
	4.50% September 15, 2014
500,000	ConocoPhillips	553,551
	5.90% October 15, 2032
500,000	Gulfstream Natural Gas System LLC ‡	556,505
	6.95% June 1, 2016
500,000	Hess Corp	572,431
	7.00% February 15, 2014
250,000	Husky Energy Inc	278,283
	5.90% June 15, 2014
500,000	Marathon Oil Corp	562,984
	6.50% February 15, 2014
500,000	Motiva Enterprises LLC ‡	550,161
	5.75% January 15, 2020
500,000	Northwest Pipeline GP	560,622
	7.13% December 1, 2025
500,000	Panhandle Eastern Pipeline Co LP	514,651
	6.20% November 1, 2017
500,000	Petrobras International Finance Co	503,524
	5.75% January 20, 2020
500,000	Questar Market Resources Inc	519,653
	6.80% March 1, 2020
500,000	Shell International Finance BV	510,947
	3.25% September 22, 2015
250,000	Smith International Inc	296,906
	8.63% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	293,706
	8.75% February 15, 2014
500,000	Total Capital SA	508,710
	3.13% October 2, 2015
500,000	Valero Energy Corp	530,999
	6.13% June 15, 2017
500,000	Valero Energy Corp	524,202
	7.50% April 15, 2032
500,000	Williams Partners LP ‡	503,246
	3.80% February 15, 2015
		$8,875,176

Other Asset-Backed --- 0.93%
500,000	ACE Securities Corp ‡	354,866
	Series 2007-D1 Class A2
	6.34% February 25, 2038
140,000	Chase Issuance Trust	151,690
	Series 2008-A4 Class A4
	4.65% March 15, 2015
750,000	Citibank Credit Card Issuance Trust	827,851
	Series 2009-A4 Class A4
	4.90% June 23, 2016
934,858	Citigroup Residential Mortgage Trust	884,555
	Series 2006-1 Class A6
	5.84% July 25, 2036
657,223	Countrywide Asset Backed Certificates	338,470
	Series 2006-S8 Class A6
	5.51% April 25, 2036
800,000	Residential Funding Mortgage Securities II Inc	642,250
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	371,590
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
		$3,571,272

Paper & Forest Products --- 0.14%
500,000	International Paper Co	534,657
	5.30% April 1, 2015
		$534,657

Personal Loans --- 0.86%
500,000	American Express Co	568,315
	7.25% May 20, 2014
500,000	American Express Co	576,697
	7.00% March 19, 2018
500,000	American Honda Finance Corp ‡	569,094
	6.70% October 1, 2013
500,000	HSBC Finance Corp	535,262
	5.50% January 19, 2016
500,000	HSBC Finance Corp	521,699
	5.00% June 30, 2015
500,000	Toyota Motor Credit Corp	510,331
	3.20% June 17, 2015
		$3,281,398

Pharmaceuticals --- 0.45%
500,000	Pfizer Inc	566,486
	5.35% March 15, 2015
500,000	Schering-Plough Corp	587,416
	6.00% September 15, 2017
500,000	Wyeth	561,669
	5.50% February 1, 2014
		$1,715,571

Printing & Publishing --- 0.15%
500,000	Thomson Reuters Corp	558,971
	5.95% July 15, 2013
		$558,971

Railroads --- 0.90%
500,000	Burlington Northern Santa Fe LLC	582,720
	7.00% February 1, 2014
500,000	Canadian National Railway Co	577,268
	5.85% November 15, 2017
500,000	Canadian Pacific Railway Co	595,353
	7.25% May 15, 2019
500,000	CSX Corp	549,780
	5.60% May 1, 2017
500,000	Union Pacific Corp	551,024
	5.38% May 1, 2014
500,000	Union Pacific Corp	580,757
	6.63% February 1, 2029
		$3,436,902

Real Estate --- 0.61%
500,000	Brandywine Operating Partnership LP	511,402
	5.40% November 1, 2014
745,000	Camden Property Trust	768,353
	5.00% June 15, 2015
500,000	Duke Realty LP	525,263
	6.75% March 15, 2020
500,000	Simon Property Group LP	513,798
	4.20% February 1, 2015
		$2,318,816

Retail --- 0.39%
440,867	CVS Caremark Corp	450,910
	6.04% December 10, 2028
455,299	CVS Caremark Corp ‡	483,756
	7.77% January 10, 2012
500,000	Home Depot Inc	556,506
	5.40% March 1, 2016
		$1,491,172

Specialized Services --- 0.55%
500,000	Computer Sciences Corp	557,411
	6.50% March 15, 2018
500,000	Equifax Inc	521,000
	4.45% December 1, 2014
500,000	Pearson Funding Two PLC ‡	505,325
	4.00% May 17, 2016
500,000	Teco Finance Inc	507,742
	4.00% March 15, 2016
		$2,091,478

Supranationals --- 0.15%
500,000	European Investment Bank	566,348
	5.13% September 13, 2016
		$566,348

Telephone & Telecommunications --- 1.06%
500,000	ALLTEL Corp	586,891
	7.00% March 15, 2016
500,000	AT&T Inc	566,715
	5.63% June 15, 2016
500,000	Cellco Partnership	586,176
	7.38% November 15, 2013
500,000	Deutsche Telekom International Finance BV	645,848
	8.25% June 15, 2030
500,000	Rogers Communications Inc	591,053
	6.80% August 15, 2018
500,000	Telecom Italia Capital SA	522,719
	6.18% June 18, 2014
500,000	Vodafone Group PLC	548,389
	5.63% February 27, 2017
		$4,047,791

Transportation --- 0.15%
500,000	Ryder System Inc	579,905
	7.20% September 1, 2015
		$579,905

U.S. Governments --- 28.07%
2,250,000	United States of America	2,296,933
	3.13% May 15, 2019
750,000	United States of America	796,641
	3.25% May 31, 2016
500,000	United States of America	509,023
	1.88% April 30, 2014
1,000,000	United States of America	1,014,688
	1.38% May 15, 2012
2,000,000	United States of America	2,049,376
	1.88% June 15, 2012
1,000,000	United States of America	1,060,078
	3.25% July 31, 2016
1,000,000	United States of America	1,057,422
	3.63% August 15, 2019
1,500,000	United States of America	1,590,821
	3.25% June 30, 2016
1,500,000	United States of America	1,567,383
	2.63% July 31, 2014
1,000,000	United States of America	1,045,312
	2.50% March 31, 2013
2,000,000	United States of America	2,185,938
	3.88% May 15, 2018
1,000,000	United States of America	1,072,422
	3.63% December 31, 2012
2,400,000	United States of America	2,565,562
	3.50% February 15, 2018
1,600,000	United States of America	1,703,000
	3.13% August 31, 2013
2,750,000	United States of America	2,787,598
	1.38% February 15, 2012
2,100,000	United States of America	2,129,039
	1.75% March 31, 2014
1,000,000	United States of America	1,026,562
	2.00% November 30, 2013
1,600,000	United States of America	1,625,750
	1.75% January 31, 2014
1,750,000	United States of America	1,772,697
	1.38% March 15, 2013
500,000	United States of America	518,125
	2.50% March 31, 2015
3,500,000	United States of America	3,545,937
	1.38% February 15, 2013
2,750,000	United States of America	2,905,545
	3.63% February 15, 2020
500,000	United States of America	511,365
	1.75% April 15, 2013
525,000	United States of America	536,074
	2.75% May 31, 2017
1,000,000	United States of America	1,003,980
	1.13% June 15, 2013
1,275,000	United States of America	1,334,364
	3.50% May 15, 2020
750,000	United States of America	762,893
	2.13% May 31, 2015
500,000	United States of America	515,860
	2.38% October 31, 2014
1,000,000	United States of America	1,006,484
	1.00% August 31, 2011
2,000,000	United States of America	2,067,656
	2.38% August 31, 2014
500,000	United States of America	507,617
	1.38% September 15, 2012
2,000,000	United States of America	2,050,468
	2.75% November 30, 2016
1,000,000	United States of America	1,013,438
	1.38% January 15, 2013
2,250,000	United States of America	2,261,952
	0.88% January 31, 2012
1,000,000	United States of America	1,054,062
	3.25% December 31, 2016
3,000,000	United States of America	3,124,686
	2.63% December 31, 2014
2,200,000	United States of America	2,363,110
	3.88% October 31, 2012
400,000	United States of America	538,875
	6.38% August 15, 2027
900,000	United States of America	1,184,625
	6.13% November 15, 2027
800,000	United States of America	1,037,000
	6.25% August 15, 2023
600,000	United States of America	832,500
	6.88% August 15, 2025
1,300,000	United States of America	1,758,250
	6.25% May 15, 2030
500,000	United States of America	574,062
	4.75% February 15, 2037
1,250,000	United States of America	1,321,680
	4.25% May 15, 2039
700,000	United States of America	861,218
	5.38% February 15, 2031
900,000	United States of America	994,219
	4.50% February 15, 2036
300,000	United States of America	440,063
	8.50% February 15, 2020
600,000	United States of America	896,719
	8.75% May 15, 2020
1,350,000	United States of America	1,734,117
	7.25% May 15, 2016
500,000	United States of America	712,344
	8.13% August 15, 2019
400,000	United States of America	599,688
	8.75% August 15, 2020
400,000	United States of America	557,312
	7.25% August 15, 2022
500,000	United States of America	692,265
	7.13% February 15, 2023
1,750,000	United States of America	2,551,719
	8.13% May 15, 2021
1,650,000	United States of America	2,399,719
	8.00% November 15, 2021
2,100,000	United States of America	2,384,155
	4.50% November 15, 2015
2,000,000	United States of America	2,315,000
	4.88% August 15, 2016
2,400,000	United States of America	2,648,813
	4.00% February 15, 2015
1,250,000	United States of America	1,397,754
	4.25% August 15, 2015
1,000,000	United States of America	1,055,781
	4.63% October 31, 2011
1,000,000	United States of America	1,156,172
	4.75% August 15, 2017
1,000,000	United States of America	1,075,391
	4.13% August 31, 2012
800,000	United States of America	845,875
	4.50% November 30, 2011
5,100,000	United States of America	5,537,881
	4.88% June 30, 2012
875,000	United States of America	946,365
	4.38% May 15, 2040
1,000,000	United States of America	1,051,680
	5.00% August 15, 2011
1,000,000	United States of America	1,079,531
	4.38% November 15, 2039
500,000	United States of America	562,031
	4.63% February 15, 2040
2,500,000	United States of America	2,678,320
	4.88% February 15, 2012
500,000	United States of America	564,063
	4.75% May 15, 2014
750,000	United States of America	833,613
	4.25% August 15, 2014
1,000,000	United States of America	1,080,078
	4.38% August 15, 2012
3,200,000	United States of America	3,508,749
	4.00% February 15, 2014
		$107,347,488

U.S. Municipal --- 0.40%
500,000	Indianapolis Local Public Improvement Bond Bank	538,380
	6.00% January 15, 2040
1,000,000	New York State Dormitory Authority	987,690
	4.55% February 15, 2021
		$1,526,070

Utilities --- 0.31%
500,000	EQT Corp	588,176
	8.13% June 1, 2019
500,000	Kansas Gas & Electric Co ‡	586,137
	6.70% June 15, 2019
		$1,174,313

TOTAL BONDS --- 100.42%		$384,021,994
(Cost $363,647,840)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Joint Repurchase Agreements

8,000,000	Undivided interest of 8.79% in a repurchase agreement (Principal Amount/Value $91,000,000 with a maturity value of $91,005,258) with Bank of America, 0.16%, dated 6/29/10, to be repurchased at $8,000,462 on 7/14/10, collateralized by Ginnie Mae, 5.00%, 5/20/40, with a value of $92,820,001.	8,000,000

6,300,000	Undivided interest of 23.08% in a repurchase agreement (Principal Amount/Value $27,300,000 with a maturity value of $27,300,728) with Credit Suisse, 0.16%, dated 6/14/10, to be repurchased at $6,300,168 on 7/21/10, collateralized by Freddie Mac, 4.50% - 7.50%, 1/01/19 - 6/01/36, with a value of $27,846,285.	6,300,000

1,205,000	Undivided interest of 2.76% in a repurchase agreement (Principal Amount/Value $43,640,000 with a maturity value of $43,640,036) with Credit Suisse, 0.03%, dated 6/30/10, to be repurchased at $1,205,001 on 7/01/10, collateralized by Freddie Mac, 4.00% - 6.00%, 1/01/19 - 3/01/40, with a value of $44,512,848.	1,205,000

TOTAL SHORT-TERM INVESTMENTS --- 4.06%		$15,505,000
(Cost $15,505,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

392,000	Bank of America LLC	392,000
	Repurchase Agreement
	0.05% July 1, 2010
392,000	BNP Paribas Securities Corp	392,000
	Repurchase Agreement
	0.04% July 1, 2010
394,000	Barclays Capital Inc	394,000
	Repurchase Agreement
	0.01% July 1, 2010
392,000	Household Bank Securities Inc	392,000
	Repurchase Agreement
	0.01% July 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.41%		$1,570,000
(Cost $1,570,000)

OTHER ASSETS & LIABILITIES --- (4.89%)		$(18,697,844)

TOTAL NET ASSETS --- 100%		$382,399,150
(Cost $380,722,840)

Legend

†	Represents the current interest rate for variable rate security.
TBA	To Be Announced
‡	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
§	A portion or all of the security is on loan at June 30, 2010.
**	Security in default at June 30, 2010.
^	Security in bankruptcy at June 30, 2010.
~	Non-income producing security

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets.
See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Bond Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$1,055.38	$2.55

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.32	$2.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010